TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
21	TRADE AND OTHER PAYABLES

	2021	2020
	US$’000	US$’000

Trade payables	7,675	9,049
Accrued expenses	25,671	17,124
Others	688	1,397
Less: included in liabilities of a disposal group held for sale (Note 38)	-	(17)
	34,034	27,553
Non-current trade and other payables	(160)	(198)
Current trade and other payables	33,874	27,355

Trade and other payables are recognised at amortised cost and their carrying value approximates fair value. Charter hire is paid in advance in terms of the charter contracts. The remaining payment terms are predominately 30 days.

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.